CONVERTIBLE NOTES - St. George Convertible Note - Additional Information (Details) - USD ($)			12 Months Ended
	Dec. 18, 2020	Dec. 09, 2020	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020	Jan. 02, 2019	Dec. 31, 2018
Class Of Stock [Line Items]
Aggregate principal amount of notes outstanding					$ 170,000
Debt conversion, converted instrument, shares issued (in shares)	105,000,000,000	872,093,023
Convertible Debt | 2017 St. George Convertible Note
Class Of Stock [Line Items]
Aggregate principal amount of notes outstanding						$ 1,099,233	$ 1,700,000
Note conversions			$ 0	$ 309,070
Debt conversion, converted instrument, shares issued (in shares)				1,100,000,000